AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Shares	Value
Long-Term Investments — 99.5%

Common Stocks
Casinos & Gaming — 1.0%
Boyd Gaming Corp.(a)	115,844	$ 2,774,464
Red Rock Resorts, Inc. (Class A Stock)	179,066	3,635,935
		6,410,399
Diversified REITs — 0.8%
Empire State Realty Trust, Inc. (Class A Stock)	334,342	4,771,060
Health Care REITs — 11.6%
HCP, Inc.	136,127	4,850,205
Medical Properties Trust, Inc.	248,016	4,851,193
Sabra Health Care REIT, Inc.(a)	781,644	17,946,546
Welltower, Inc.(a)	499,729	45,300,434
		72,948,378
Hotel & Resort REITs — 3.3%
Park Hotels & Resorts, Inc.(a)	508,253	12,691,077
Pebblebrook Hotel Trust(a)	279,780	7,783,480
		20,474,557
Industrial REITs — 10.4%
Americold Realty Trust(a)	131,683	4,881,489
Duke Realty Corp.	486,013	16,509,862
Industrial Logistics Properties Trust	215,471	4,578,759
Prologis, Inc.	467,180	39,813,079
		65,783,189
Office REITs — 7.3%
Boston Properties, Inc.	81,678	10,590,370
Douglas Emmett, Inc.	193,599	8,291,845
Hudson Pacific Properties, Inc.	441,402	14,769,311
Kilroy Realty Corp.	159,578	12,429,530
		46,081,056
Real Estate Services — 1.1%
CBRE Group, Inc. (Class A Stock)*	131,196	6,954,700
Residential REITs — 27.5%
American Homes 4 Rent (Class A Stock)	276,520	7,159,103
Apartment Investment & Management Co. (Class A Stock)	180,948	9,434,629
AvalonBay Communities, Inc.	46,751	10,066,893
Equity LifeStyle Properties, Inc.	23,006	3,073,601
Equity Residential	188,341	16,246,295
Essex Property Trust, Inc.	126,002	41,158,553
Invitation Homes, Inc.	793,321	23,490,235
Sun Communities, Inc.	130,425	19,361,591
UDR, Inc.	891,102	43,200,625
		173,191,525
Retail REITs — 12.9%
Agree Realty Corp.(a)	99,480	7,276,962
Macerich Co. (The)(a)	432,430	13,660,464
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Realty Income Corp.	82,888	$ 6,355,852
Regency Centers Corp.	70,333	4,887,440
Simon Property Group, Inc.	108,501	16,888,181
SITE Centers Corp.(a)	566,993	8,567,264
Spirit Realty Capital, Inc.(a)	70,832	3,390,019
Taubman Centers, Inc.	117,162	4,783,724
Urban Edge Properties	548,716	10,859,090
Weingarten Realty Investors	170,471	4,965,820
		81,634,816
Specialized REITs — 23.6%
CyrusOne, Inc.	208,493	16,491,796
Digital Realty Trust, Inc.	69,397	9,008,425
Equinix, Inc.	93,823	54,117,106
Extra Space Storage, Inc.	198,161	23,149,168
Public Storage	98,535	24,167,680
SBA Communications Corp.	26,553	6,403,256
VICI Properties, Inc.(a)	686,013	15,538,194
		148,875,625

Total Long-Term Investments (cost $522,627,577)		627,125,305
Short-Term Investments — 12.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,558,917	3,558,917
PGIM Institutional Money Market Fund (cost $74,921,600; includes $74,785,058 of cash collateral for securities on loan)(b)(w)	74,913,148	74,920,639

Total Short-Term Investments (cost $78,480,517)		78,479,556

TOTAL INVESTMENTS—111.9% (cost $601,108,094)		705,604,861

Liabilities in excess of other assets — (11.9)%		(75,043,143)

Net Assets — 100.0%		$ 630,561,718

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,166,804; cash collateral of $74,785,058 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
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AST COHEN & STEERS REALTY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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